Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	36 Months Ended
	Dec. 31, 2014	Mar. 31, 2015
Goodwill [Line Items]
Opening balance	$ 357,523	$ 463,324
Current period acquisitions (Note 3)	121,209	115,037
Prior Period acquisitions		4,418
Foreign exchange movement	(15,408)	(11,256)
Closing balance	$ 463,324	$ 571,523